Segmented Information (Details) - Schedule of segment information for operating results - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segmented Information (Details) - Schedule of segment information for operating results [Line Items]
Project evaluation and corporate development	$ (582,253)	$ (822,864)
Salaries and benefits	(1,828,059)	(1,688,687)
Share-based compensation	(941,647)	(1,482,170)
Other operating expenses	(3,425,440)	(1,952,264)
Total operating expense	(6,777,399)	(5,945,985)
Income from investments	220,112	395,543
Loss on disposal of plant and equipment	(14,804)	(1,944)
Foreign exchange loss		(1,021,628)
Other expense		(360)
Loss on disposal of mineral property interest	(85,052)
Foreign exchange gain	185,475
Net loss	(6,471,668)	(6,574,374)
Equity holders of the Company	(6,420,885)	(6,566,440)
Non-controlling interests	(50,783)	(7,934)
Canada and BVI [Member] | Corporate [Member]
Segmented Information (Details) - Schedule of segment information for operating results [Line Items]
Project evaluation and corporate development	(317,994)	(295,315)
Salaries and benefits	(1,382,662)	(1,465,709)
Share-based compensation	(941,647)	(1,482,170)
Other operating expenses	(2,795,640)	(1,897,162)
Total operating expense	(5,437,943)	(5,140,356)
Income from investments	219,900	395,421
Loss on disposal of plant and equipment
Foreign exchange loss		(1,021,628)
Other expense
Loss on disposal of mineral property interest
Foreign exchange gain	186,053
Net loss	(5,031,990)	(5,766,563)
Equity holders of the Company	(5,031,990)	(5,766,563)
Non-controlling interests
Bolivia [Member] | Exploration and Development [Member]
Segmented Information (Details) - Schedule of segment information for operating results [Line Items]
Project evaluation and corporate development	(264,259)	(527,549)
Salaries and benefits	(429,169)	(188,340)
Share-based compensation
Other operating expenses	(619,033)	(47,846)
Total operating expense	(1,312,461)	(763,735)
Income from investments
Loss on disposal of plant and equipment
Foreign exchange loss
Other expense
Loss on disposal of mineral property interest
Foreign exchange gain
Net loss	(1,312,461)	(763,735)
Equity holders of the Company	(1,312,461)	(763,735)
Non-controlling interests
China [Member] | Exploration and Development [Member]
Segmented Information (Details) - Schedule of segment information for operating results [Line Items]
Project evaluation and corporate development
Salaries and benefits	(16,228)	(34,638)
Share-based compensation
Other operating expenses	(10,767)	(7,256)
Total operating expense	(26,995)	(41,894)
Income from investments	212	122
Loss on disposal of plant and equipment	(14,804)	(1,944)
Foreign exchange loss
Other expense		(360)
Loss on disposal of mineral property interest	(85,052)
Foreign exchange gain	(578)
Net loss	(127,217)	(44,076)
Equity holders of the Company	(76,434)	(36,142)
Non-controlling interests	$ (50,783)	$ (7,934)